BLACKROCK FUNDSSM

Supplement Dated March 26, 2009 to the
Westcore Funds Prospectus for
BlackRock Money Market Portfolio Dated January 28, 2009

        The reference to BlackRock Distributors, Inc. found on the back cover of the prospectus is hereby corrected to reference BlackRock Investments, Inc.